Summary of Significant Accounting Policies - Schedule of Disaggregates Our Revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Total revenues	$ 4,292,622	$ 4,577,813	$ 5,123,511
Software and Hardware Products [Member]
Disaggregation of Revenue [Line Items]
Total revenues	2,135,150	2,664,915	2,925,459
Training Courses [Member]
Disaggregation of Revenue [Line Items]
Total revenues	1,557,111	1,660,785	1,856,097
Other Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 600,361	$ 252,113	$ 341,955